As filed with the Securities and Exchange Commission on June 10, 2015
 File Nos. 333-192991and 811-22922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 4	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

(Check appropriate box or boxes)
Aspiration Funds
 (Exact Name of Registrant as Specified in Charter)
4640 Admiralty Way
Marina Del Rey, CA 90292
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)
Katherine M. Honey
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With a copy to:
Mark Perlow
K&L Gates
Four Embarcadero Center
 San Francisco, CA 94111

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on July 10, 2015 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 10, 2015 as the new effective date for Post-Effective Amendment No. 3 to the Registration Statement filed on March 27, 2015 for the Aspiration Flagship Fund and Aspiration US Sustainable Equity Fund. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 3 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 10th day of June, 2015.

Aspiration Funds

By:            /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	June 10, 2015
Xavier A. Gutierrez

*	Trustee	June 10, 2015
David Kingsdale

*	Trustee	June 10, 2015
Joseph N. Sanberg

*	President, Aspiration Funds	June 10, 2015
Andrei Cherny

/s/ Ashley E. Harris	Treasurer, Aspiration Funds	June 10, 2015
Ashley E. Harris

* By: /s/ Katherine M. Honey	Dated June 10, 2015
Katherine M. Honey Secretary and Attorney-in-Fact